Leases	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
LEASES

14. LEASES

The balances for the operating leases where the Group is the lessee are presented as follows:

	As of June 30,	As of December 31,
	2026	2025
	(Unaudited)
Operating lease right-of-use assets	$886	$-

Lease liabilities – current	$(126)	$-
Lease liabilities – non-current	(473)	-
Total operating lease liabilities	$(599)	$-

Asset Contribution and Share Issuance Agreement with JW International LLC-FZ

On August 8, 2025, the Group entered into an agreement with JW International LLC FZ pursuant to which the Group obtained exclusive usage rights to a CKD automotive assembly facility located in Pakistan for a period of four years. In consideration for such rights, the Group issued 500,000 Class B ordinary shares upon completion of the transaction in May 2026.

The Group evaluated the arrangement under ASC 842, Leases, and concluded that the agreement contains a lease as the Group obtained the right to control the use of an identified asset (i.e., the CKD automotive assembly facility) for a specified period of time. As the 500,000 Class B ordinary shares represented the full consideration for the lease and were issued upon commencement of the lease, the Group did not have any remaining or future lease payment obligations. Accordingly, no lease liability was recognized.

The Group recognized a right-of-use asset of approximately US$0.3 million at the lease commencement date based on the fair value of the consideration transferred. The right-of-use asset is amortized on a straight-line basis over the four-year contractual lease term. The transaction did not constitute the acquisition of a business as defined under ASC 805, Business Combinations.

The remaining operating lease right-of-use assets and lease liabilities primarily relate to other operating leases for which the Group is required to make periodic lease payments over the respective lease terms.

The components of operating lease expense are as follows:

	For the six months ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
Operating lease expense	$56	$-
Short-term lease expense	613	-
Total lease expense	$669	$-

Short-term leases included lease of offices, warehouse and others with a term of 12 months or less, which were excluded from the recognition of right-of-use assets or lease liabilities.

Both operating lease expenses and short-term lease expenses are recognized as general and administrative expenses.

Other information related to operating leases where the Group is the lessee is as follows:

	As of June 30,	As of December 31,
	2026	2025
	(Unaudited)
Weighted-average remaining lease term (in years)	4.67	-
Weighted-average discount rate	1.33%	-%

Because most of the leases do not provide an implicit rate of return, the Group referenced the local interbank offered rates prevailing at lease commencement date to calculate the present value of lease payments: EIBOR for AED leases and TIBOR for JPY leases.

The following is a schedule of future minimum payments under the Group’s operating leases as of June 30, 2026:

For the years ended December 31,	Amount
Remainder of 2026	$64
2027	133
2028	133
2029	133
2030	133
Thereafter	22
Total lease payments	618
Less: imputed interest	(19)
Total operating lease liabilities, net of interest	$599